PEAR TREE FUNDS

SUPPLEMENT DATED JUNE 26, 2013
TO
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2012,
AS AMENDED AND SUPPLEMENTED

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

Ordinary Shares (Ticker Symbol: QFFOX)

Institutional Shares (Ticker Symbol: QEMAX)

1.           The Prospectus of the Pear Tree Funds (the “Trust”) dated August 1, 2012, as amended and supplemented, is hereby further amended as follows:

(a)           “Summary Information About Pear Tree Funds – Pear Tree PanAgora Dynamic Emerging Markets Fund – Principal Investment Strategies” is hereby amended to include the following:

To gain exposure to certain emerging market securities, Emerging Markets Fund will invest in shares of Pear Tree PanAgora Risk Parity Emerging Markets Fund when that fund begins to offer and sell its shares.  Pear Tree PanAgora Risk Parity Emerging Markets Fund also invests primarily in emerging markets securities.

(b)           “Summary Information About Pear Tree Funds – Pear Tree PanAgora Dynamic Emerging Markets Fund – Principal Investment Risks” is hereby amended to include the following:

Investments in Other Investment Companies. The risks of owning shares of another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests.  As a shareholder of an investment company, Emerging Markets Fund must pay its pro-rata share of the acquired fund’s fees and expenses.

(c)           “Additional Information About Investment Objectives, Strategies and Risks – Pear Tree PanAgora Dynamic Emerging Markets Fund – Principal Investment Strategies” is hereby amended to include the following:

To gain exposure to certain emerging market securities, Emerging Markets Fund will invest in shares of Pear Tree PanAgora Risk Parity Emerging Markets Fund when that fund begins to offer and sell its shares.  Pear Tree PanAgora Risk Parity Emerging Markets Fund also invests primarily in emerging markets securities but follows a different investment strategy.

(d)           “Additional Information About Investment Objectives, Strategies and Risks – Pear Tree PanAgora Dynamic Emerging Markets Fund – Principal Investment Risks” is hereby amended to include the following:

Investments in Other Investment Companies. The risks of owning shares of another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests.  Because Pear Tree PanAgora Risk Parity Emerging Markets Fund invests primarily in emerging markets securities, the risks associated with investing in Pear Tree PanAgora Risk Parity Emerging Markets Fund are similar to the risks of investing in Emerging Markets Fund.  As a shareholder of Pear Tree PanAgora Risk Parity Emerging Markets Fund, Emerging Markets Fund must pay its pro-rata share of Pear Tree PanAgora Risk Parity Emerging Markets Fund’s fees and expenses.

2.           The Statement of Information (the “SAI”) of the Trust dated August 1, 2012, as amended and supplemented, is hereby further amended as follows:

“Fundamental Investment Restrictions - Pear Tree Columbia Small Cap Fund, Pear Tree PanAgora Dynamic Emerging Markets Fund and Pear Tree Polaris Foreign Value Fund” is deleted in its entirety and replaced with the following:

Pear Tree Columbia Small Cap Fund and Pear Tree Polaris Foreign Value Fund

Pear Tree Columbia Small Cap Fund and Pear Tree Polaris Foreign Value Fund may not:

(1)        Purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

(2)        Purchase any security if as a result any Fund would then have more than 10% of the value of its net assets (taken at current value) invested in any of the following types of investment vehicles: in securities of companies (including predecessors) less than three years old, in securities which are not readily marketable, in securities which are subject to legal or contractual restrictions on resale (“restricted securities”) and in repurchase agreements which have a maturity longer than seven (7) days, provided, however, that no Fund may invest more than  15% of its assets in illiquid securities;

(3)        Make short sales of securities or maintain a short position unless at all times when  a  short position  is  open  the  particular  Fund  owns  an  equal  amount  of  such securities  or  securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund’s net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index;

(4)        Issue senior securities, borrow money or pledge its assets except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets;

(5)        Purchase or retain securities of any company if, to the knowledge of the Funds,  officers and Trustees of the Funds or of the Manager or of the Sub-Adviser of the particular  Funds who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

(6)        Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7)        Act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

(8)        Make investments for the purpose of exercising control or management;

(9)        Participate on a joint or joint and several basis in any trading account in securities;

(10)      Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may (i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options  on  widely  recognized  securities  indices,  common  stock  of  individual  companies  or baskets of individual companies in a particular industry or sector; (iii) purchase  and write call options on stock index futures and on stock indices; (iv) sell and purchase  such options to terminate existing positions;

(11)      Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies that invest in or sponsor such programs;

(12)      Make loans, except (i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to  financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund’s total assets). The purchase of a portion of an issue of such securities distributed  publicly,  whether  or  not  such  purchase is  made  on the original  issuance,  is  not considered the making of a loan;

(13)      Invest more than 25% of the value of its total assets in any one industry; or

(14)      Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest  rate  futures  contracts,  options  on  securities,  securities  indices,  currency  and  other financial  instruments,  futures  contracts  on  securities,  securities  indices,  currency  and  other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund’s investment policies.

Pear Tree PanAgora Dynamic Emerging Markets Fund

Pear Tree PanAgora Dynamic Emerging Markets Fund may not:

(1)        Make short sales of securities or maintain a short position unless at all times when  a  short position  is  open  the  particular  Fund  owns  an  equal  amount  of  such securities  or  securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund’s net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index;

(2)        Issue senior securities, borrow money or pledge its assets except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets;

(3)        Purchase or retain securities of any company if, to the knowledge of the Funds,  officers and Trustees of the Funds or of the Manager or of the Sub-Adviser of the particular  Funds who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

(4)        Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)        Act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

(6)        Make investments for the purpose of exercising control or management;

(7)        Participate on a joint or joint and several basis in any trading account in securities;

(8)      Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may (i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options  on  widely  recognized  securities  indices,  common  stock  of  individual  companies  or baskets of individual companies in a particular industry or sector; (iii) purchase  and write call options on stock index futures and on stock indices; (iv) sell and purchase  such options to terminate existing positions;

(9)      Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies that invest in or sponsor such programs;

(10)      Make loans, except (i) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to  financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund’s total assets). The purchase of a portion of an issue of such securities distributed  publicly,  whether  or  not  such  purchase is  made  on the original  issuance,  is  not considered the making of a loan;

(11)      Invest more than 25% of the value of its total assets in any one industry; or

(12)      Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest  rate  futures  contracts,  options  on  securities,  securities  indices,  currency  and  other financial  instruments,  futures  contracts  on  securities,  securities  indices,  currency  and  other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund’s investment policies.

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The rest of the Trust’s Prospectus and Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE